Segments and Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 32,650	$ 28,932	$ 27,427
Gross profit	6,743	6,345	5,315
Assets related to segment	20,111	21,407
RFID and Mobile Solutions (BOS-Dimex) [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	14,633	13,666	12,197
Gross profit	3,371	3,623	2,888
Assets related to segment	5,325	5,456	5,308
Supply Chain Solutions (BOS-Odem) [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	18,205	15,495	15,291
Gross profit	3,372	2,722	2,427
Assets related to segment	717	229	120
Intercompany [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	(188)	(229)	(61)
Gross profit
Assets related to segment